Debt securities	12 Months Ended
Dec. 31, 2023
Securities at amortised cost [abstract]
Debt securities	6 Debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	2023	2022
Debt securities at fair value through other comprehensive income	38,281	29,095
Debt securities at amortised cost	48,313	48,160
Debt securities at fair value through other comprehensive income and amortised cost	86,594	77,255

Trading assets	6,907	4,189
Debt securities at fair value through profit or loss	5,363	6,258
Total debt securities at fair value through profit or loss	12,270	10,447
	98,864	87,703
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR
91,957 million (31 December 2022: EUR 83,513 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Government bonds	362	63	20,988	16,016	24,050	24,629	45,400	40,708
Central bank bonds [1]	446	307			2,043	2,331	2,489	2,638
Sub-sovereign, Supranationals and Agencies	1,354	2,343	11,587	8,529	14,639	14,210	27,580	25,082
Covered bonds			4,084	2,663	5,231	5,543	9,315	8,206
Corporate bonds	799	857	127	108	109	26	1,035	991
Financial institutions' bonds	1,645	1,931	483	772	186	220	2,314	2,923
ABS portfolio	758	758	1,025	1,028	2,077	1,217	3,860	3,003
	5,363	6,258	38,293	29,116	48,335	48,177	91,991	83,551
Loan loss provisions			-13	-21	-22	-17	-34	-39
Debt securities portfolio	5,363	6,258	38,281	29,095	48,313	48,160	91,957	83,513
1In 2023 Central bank bonds have been included as a separate type of exposure. These bonds were previously included in Financial
Institutions bonds. The prior period has been updated for consistency and comparability.